ALLOCATION OF NON-RESTRICTED EQUITY	12 Months Ended
Apr. 30, 2018
Disclosure of classes of share capital [abstract]
ALLOCATION OF NON-RESTRICTED EQUITY

NOTE 28 ALLOCATION OF NON-RESTRICTED EQUITY

The following non-restricted equity is available for distribution by the Annual General Meeting:

SEK	APR 30, 2018	APR 30, 2017
Share premium reserve	1,232,603,020	1,074,619,456
Retained earnings	(808,607,126)	(639,377,516)
Income for the year	(118,863,649)	(160,072,959)
Total	305,032,245	275,168,981

The Board proposes that the 2018 Annual General Meeting adopts a resolution that the above amount available of SEK 305,032,245 as per April 30, 2018 compared to SEK 275,168,981 as per April 30, 2017 to be carried forward.